REVENUE AND SEGMENT INFORMATION - Information about operating segments assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ASSETS
Assets	¥ 192,376,897	$ 30,188,135	¥ 195,040,911
Deferred tax assets	1,386,147	217,517	1,481,235
Prepaid income tax	59,578		116,574
Liabilities
Liabilities	119,593,400	18,766,816	123,735,747
Deferred tax liabilities	1,378,519	216,320	1,437,087
Income tax payable	569,591	$ 89,381	299,665
Other elimination
ASSETS
Elimination of inter-segment receivables	(920,811)		(360,498)
Operating segment
ASSETS
Assets	259,792,175		254,385,999
Liabilities
Liabilities	185,585,482		182,581,394
Operating segment | Alumina
ASSETS
Assets	90,345,545		87,549,047
Liabilities
Liabilities	48,065,682		48,888,621
Operating segment | Primary aluminum
ASSETS
Assets	63,578,662		62,050,175
Liabilities
Liabilities	33,688,693		39,204,713
Operating segment | Energy
ASSETS
Assets	35,261,548		39,671,083
Liabilities
Liabilities	25,419,575		26,197,235
Operating segment | Trading
ASSETS
Assets	20,961,774		20,520,759
Liabilities
Liabilities	13,511,644		12,815,610
Operating segment | Corporate and other operating segments
ASSETS
Assets	49,644,646		44,594,935
Liabilities
Liabilities	64,899,888		55,475,215
Inter-segment elimination
ASSETS
Elimination of inter-segment receivables	(67,940,192)		(60,582,399)
Liabilities
Elimination of inter-segment payables	(67,940,192)		(60,582,399)
Corporate and other unallocated assets
ASSETS
Deferred tax assets	1,386,147		1,481,235
Prepaid income tax	59,578		116,574
Liabilities
Deferred tax liabilities	1,378,519		1,437,087
Income tax payable	¥ 569,591		¥ 299,665